Shareholder Report, Holdings (Details)	Jul. 31, 2025
YieldMax(R) AI & Tech Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | C3.ai, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Snowflake, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | CoreWeave, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) AI & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Coinbase Global, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | MARA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax CVNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax Bitcoin Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax HOOD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax COIN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Coinbase Global, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax CVNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax Bitcoin Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax HOOD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax COIN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | ProShares Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%
YieldMax(R) MSTR Short Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
YieldMax(R) MSTR Short Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 10/17/2025; Exercise Price: $400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 08/01/2025; Exercise Price: $385.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) MSTR Short Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 09/19/2025; Exercise Price: $680.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) MSTR Short Option Income Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
YieldMax(R) MSTR Short Option Income Strategy ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
YieldMax(R) MSTR Short Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | NASDAQ 100 Index, Expiration: 12/19/2025; Exercise Price: $1,001.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Russell 2000 Index, Expiration: 12/19/2025; Exercise Price: $210.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $1,000.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) Semiconductor Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Semiconductor Portfolio Option Income ETF | ON Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) Semiconductor Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | CBRE Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | ARM Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)